Revenue	9 Months Ended
Sep. 30, 2022
Revenue [abstract]
Revenue

Note 5—Revenue

Revenue from commercial sale of products relates to sale of SKYTROFA® (lonapegsomatropin-tcgd) on the U.S. market, which is sold to specialty pharmacies and a specialty distributor (“commercial customers”). Customer payment terms are typically 30 days from the transaction date. SKYTROFA was approved by the U.S. Food and Drug Administration in August 2021, and the Company began shipping products to commercial customers in the fourth quarter of 2021.

Other revenue is generated primarily from three license agreements, which were entered into in 2018. The licenses grant VISEN Pharmaceuticals exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
	(EUR’000)		(EUR’000)
Revenue from external customers
Commercial sale of products	12,252	—	18,575	—
Rendering of services	2,401	203	3,385	599
Sale of clinical supply	—	316	4,405	533
Licenses	637	594	1,913	1,749
Total revenue from external customers	15,290	1,113	28,278	2,881
Attributable to
Commercial customers	12,252	—	18,575	—
Collaboration partners and license agreements	3,038	1,113	9,703	2,881
Total revenue from external customers	15,290	1,113	28,278	2,881
Specified by timing of recognition
Recognized over time	2,401	203	3,385	599
Recognized at a point in time	12,889	910	24,893	2,282
Total revenue from external customers	15,290	1,113	28,278	2,881
Revenue by geographical location
Europe	151	—	426	—
North America	12,889	702	24,424	2,076
China	2,250	411	3,428	805
Total revenue from external customers	15,290	1,113	28,278	2,881